LEASES - Schedule of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January	$ 33,123	$ 33,308
Interest expense accrued	3,113
Payments of lease liabilities	(9,606)
Disposals of lease liabilities	(309)	(319)
Currency translation	(1,655)	907
Balance at 31 December	29,914	33,123
Current portion	2,946	3,616
Non-current portion	26,968	29,507
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	2,425	1,295
Remeasurement	338	1,865
Interest expense accrued	1,141	1,193
Payments of lease liabilities	$ (5,149)	$ (5,126)